Vessels, Net (Details)				6 Months Ended
	Aug. 14, 2022 USD ($) t	Jan. 31, 2019 USD ($) t	Sep. 30, 2018 USD ($) t	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Acquisition cost	$ 14,094,790
Depreciation expense				$ 433,273		$ 433,273
Weight of cargo vessel delivered (in Metric Tons) | t		48,500	48,500
Finance lease right of use assets		$ 27,275,307	$ 26,821,639
Finance lease liabilities		$ 17,710,000	$ 17,710,000
Depreciated during the useful life					$ 2,059,036
Finance lease				$ 1,419,778		$ 1,363,761
Unrelated Third Party [Member]
Property, Plant and Equipment [Line Items]
Weight of vessel delivered (in Metric Tons) | t	56,823